Multimanager Large Cap Core Equity Portfolio
Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Multimanager Large Cap Core Equity Portfolio	Class A Shares	Class B Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

Expense Example - Multimanager Large Cap Core Equity Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	117	365	633	1,398
Class B Shares	117	365	633	1,398